Consumer Loans, Credit Quality Information And Allowances And Liabilities For Estimated Losses On Consumer Loans (Components Of Company-Owned Consumer Loans And Receivables) (Details) (USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Consumer Loans, Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Current loans	$ 345,974		$ 300,976	$ 262,020		$ 216,202
Delinquent loans	72,263		74,145	74,051		69,648
Total consumer loans, gross	418,237		375,121	336,071		285,850
Less: Allowance for losses	(89,956)	(79,863)	(85,703)	(79,246)	(70,571)	(63,072)	(38,953)		(27,350)
Consumer loans, net	328,281		289,418	256,825		222,778
Short Term Loans [Member]
Consumer Loans, Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Current loans	103,320		146,732	130,034		137,672
Delinquent loans	41,706		52,565	52,438		56,884
Total consumer loans, gross	145,026		199,297	182,472		194,556
Less: Allowance for losses	(34,829)	(42,068)	(45,982)	(43,852)	(45,409)	(46,406)	(32,942)		(25,194)
Consumer loans, net	110,197		153,315	138,620		148,150
Installment Loans [Member]
Consumer Loans, Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Current loans	155,100		117,641	98,262		59,146
Delinquent loans	18,505		15,483	16,734		10,500
Total consumer loans, gross	173,605		133,124	114,996		69,646
Less: Allowance for losses	(33,193)	(27,146)	(28,614)	(27,231)	(19,919)	(12,943)	(2,988)		(520)
Consumer loans, net	140,412		104,510	87,765		56,703
L O C [Member]
Consumer Loans, Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Current loans	87,554		36,603	33,724		19,384
Delinquent loans	12,052		6,097	4,879		2,264
Total consumer loans, gross	99,606		42,700	38,603		21,648
Less: Allowance for losses	(21,934)	(10,649)	(11,107)	(8,163)	(5,243)	(3,723)	(3,023)	[1]	(1,636)	[1]
Consumer loans, net	$ 77,672		$ 31,593	$ 30,440		$ 17,925

[1]	Includes MLOC receivables. The Company stopped providing MLOC services in the United States on behalf of a third-party lender in October 2010 when the lender discontinued offering MLOC advances.